Notes to the consolidated statement of cash flows (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments for
Depreciation and amortization	€ 1,095	€ 1,132	€ 1,660
Share-based payments	108	76	81
Impairment charges	40	246	102
Restructuring charges	183	454	397
Profit from non-current investments	(188)	(61)	(50)
Profit on sale of property, plant and equipment, net	(59)	(3)	(15)
Share of results of associated companies and joint ventures, excluding impairments		(26)
Share of results of associated companies and joint ventures	(9)	(22)	(12)
Financial income and expenses	240	167	283
Income tax expense	273	3,254	140
Gain on the sale of businesses			(4)
Other operating income and expenses	30	28	45
Total	€ 1,713	€ 5,267	€ 2,627